VARIABLE INTEREST ENTITIES ("VIEs") - Significant Assets & Liabilities of CMBL Lessor VIE (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Long-term debt	$ 416,746	$ 991,679
Eskimo SPV Agreement | Golar Eskimo
Liabilities
Short-term Debt	11,083	11,436
Long-term debt	$ 153,384	$ 169,395